SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Revenues	$ 372,488	$ 214,640	$ 914,009	$ 507,817
Commissions and other agent-related costs	340,359	195,865	829,253	460,475
Gross Profit	32,129	18,775	84,756	47,342
General and administrative expenses	16,301	9,234	42,452	27,526
Marketing expenses	15,261	11,577	43,779	29,527
Research and development expenses	3,045	1,931	8,115	5,034
Litigation expenses			9,250
Operating Loss	(2,478)	(3,967)	(18,840)	(14,745)
Other income (expenses), net	151	38	381	106
Finance expenses, net	(214)	(10)	(1,289)	(587)
Net Loss	(2,541)	(3,939)	(19,748)	(15,226)
North american brokerage [Member]
IfrsStatementLineItems [Line Items]
Revenues	369,890	213,319	907,716	504,456
Commissions and other agent-related costs	339,507	195,492	827,243	459,559
Gross Profit	30,383	17,827	80,473	44,897
General and administrative expenses	13,592	7,513	35,283	22,597
Marketing expenses	15,240	11,537	43,697	29,432
Research and development expenses	3,010	1,910	8,016	4,980
Litigation expenses			9,250
Operating Loss	(1,459)	(3,133)	(15,773)	(12,112)
Other income (expenses), net	151	38	381	106
Finance expenses, net	(189)	(15)	(1,230)	(589)
Net Loss	(1,497)	(3,110)	(16,622)	(12,595)
Other segments [Member]
IfrsStatementLineItems [Line Items]
Revenues	2,598	1,321	6,293	3,361
Commissions and other agent-related costs	852	373	2,010	916
Gross Profit	1,746	948	4,283	2,445
General and administrative expenses	2,709	1,721	7,169	4,929
Marketing expenses	21	40	82	95
Research and development expenses	35	21	99	54
Litigation expenses
Operating Loss	(1,019)	(834)	(3,067)	(2,633)
Other income (expenses), net
Finance expenses, net	(25)	5	(59)	2
Net Loss	$ (1,044)	$ (829)	$ (3,126)	$ (2,631)